MAJOR CUSTOMER (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Revenues [Member] | Credit Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	74.00%		63.00%	81.00%
Revenues [Member] | Credit Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	22.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.00%

[1]	less than 10%